Supplemental Cash Flow Information - Changes in Operation Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Supplemental Cash Flow [Line Items]
Accounts receivable	$ 513	$ 5,441	$ (8,392)
Prepaid expenses	(920)	995	692
Accounts payable	(1,124)	(1,053)	(326)
Accrued liabilities	(8,606)	8,068	(3,255)
Unearned revenue and long-term unearned revenue	7,996	(5,809)	(1,183)
Restricted cash	(1,464)	(2,747)
Advances to and from affiliates and joint venture partners	(7,259)	(42,551)	12,880
Other operating assets and liabilities	3,557	4,198	6,241
Total	$ (7,307)	$ (33,458)	$ 6,657